Goodwill and Intangible Assets, Net - Summary of Company's Intangible Assets (Details) - CNY (¥)		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021
Intangible assets
Gross carrying amount		¥ 135,240,000	¥ 135,000,000
Accumulated amortization/deduction		(59,120,556)	(41,647,222)
Net carrying amount		76,119,444	93,352,778
Trademarks
Intangible assets
Gross carrying amount	[1]	79,000,000	79,000,000
Accumulated amortization/deduction	[1]	(26,991,667)	(19,091,667)
Net carrying amount	[1]	¥ 52,008,333	¥ 59,908,333
Weighted average amortization period	[1]	10 years	10 years
Non-compete arrangements
Intangible assets
Gross carrying amount	[1]	¥ 56,000,000	¥ 56,000,000
Accumulated amortization/deduction	[1]	(31,888,889)	(22,555,555)
Net carrying amount	[1]	¥ 24,111,111	¥ 33,444,445
Weighted average amortization period	[1]	6 years	6 years
Copyright Obtained
Intangible assets
Gross carrying amount		¥ 240,000
Accumulated amortization/deduction		¥ (240,000)
Weighted average amortization period		1 year

[1]	Trademark and Non-compete arrangements were recorded as a result of the acquisition of Huanqiuyimeng businesses.